14. Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 14. Warrants

Unless sold and issued warrants are subject to the provisions of FASB ASC 815-10, the Company utilized a Black-Scholes options pricing model to value the warrants sold and issued. This model requires the input of highly subjective assumptions such as the expected stock price volatility and the expected period until the warrants are exercised. When calculating the value of warrants issued, the Company uses a volatility factor of 74.9%, a risk free interest rate and the life of the warrant for the exercise period. When sold and issued warrants were valued in accordance with FASB ASC 815-10, the fair value was determined using a Monte Carlo Simulation Model.

On March 16, 2015, the Companies entered into a Waiver and Amendment to Financing Agreement, and Reaffirmation of Guaranty (the “Amendment”) with the Lender. Pursuant to the Amendment, the exercise price of the five year warrant previously issued to the Lender to purchase up to 12,500,000 shares of common stock was decreased to $0.50 per share, subject to adjustment in a manner similar to the adjustments on the Note.

On November 16, 2015, In connection with entering into Amendment No. 2 with the Lender, the Company issued a five year contingent warrant to the Lender to purchase up to 5,000,000 shares of common stock with an exercise price of $0.35 per share, subject to adjustment in a manner similar to the adjustments on the New Notes, which warrant shall be immediately exercisable for 3,600,000 shares with the balance of 1,400,000 shares exercisable proportionately to such additional Senior Convertible Notes up to $1,400,000 purchased by the Lender as described Note 8. At issuance of this warrant, the Lender shall be entitled upon any exercise of the warrant to a number of shares of common stock in an amount at least equal to 4.32% of the aggregate number of then-outstanding shares of capital stock of the Company (as determined on a fully-diluted basis). In addition, if the aggregate number of Warrant Shares purchasable under the Warrant calculated at the time of the initial exercise of the Warrant is less than 4.32% of the outstanding shares of capital stock of the Company at the time of the initial exercise of the Warrant, the Lender’s number of Warrant Shares shall be increased by an amount of shares necessary to cause the number of Warrant Shares to represent 4.32% of the aggregate number of then-outstanding shares of capital stock of the Company on a fully diluted basis. The Warrant can be converted to shares of common stock through a cashless exercise at the option of the Lender.

On January 28, 2016, under the Third Amended Financing Agreement, and in consideration for the issuance of the Letter of Credit, the Company has agreed to issue to Lender (i) a five year warrant to purchase 2,000,000 shares of common stock at an exercise price of $0.35 per share of common stock (the “Third Warrant”), and (ii) a Senior Secured Letter of Credit Note (the “LC Note”) to evidence any indebtedness owed by the Company arising from any draws made under the Letter of Credit. The Third Warrant shall be subject to certain anti-dilution adjustments including percentage based anti-dilution protection requiring that the aggregate number of shares of common stock purchasable upon its initial exercise not be less than an amount equal to 7.2% of the Company’s then outstanding shares of capital stock on a fully diluted basis.

On February 16, 2016, the Company entered into a 2013 Noteholder Modification Agreement (the “Noteholder Modification Agreement”) with each of the investors (through their designated Note Agent) of certain secured promissory notes issued by the Company in 2013 (the “2013 Secured Notes”). Such 2013 Secured Notes contain a most favored nations clause (“MFN”) which provides that following the Company’s completion of an equity or equity-linked new financing (each a “New Financing”), the Company shall provide each of the holders of the 2013 Secured Notes (the “Holders”) written notice thereof and a 60 day period in which to exchange the 2013 Secured Notes at a value equal to the outstanding principal balance plus accrued outstanding interest into the same securities as issued in the New Financing. Pursuant to the Noteholder Modification Agreement, which was entered into in order to resolve the differences between the parties as to the applicability of the MFN provision to the Second Amended Financing Agreement, the Company (i) agreed that the exercise price for each share of common stock purchasable with respect to the 2013 Warrants held by currently outstanding Holders be reduced to $0.35 per share of common stock (resulting in the exercise price being reduced for 2013 Warrants exercisable for 3,290,000 shares), and (ii) agreed to issue to such currently outstanding Holders of 2013 Secured Notes in the aggregate warrants to purchase up to 1,600,000 shares of common stock at $0.35 per share, exercisable at any time on or before November 15, 2020. In addition, the Noteholder Modification Agreement provided additional carveouts to the applicability of the MFN provision to certain other transactions in the future as described therein. The warrants are fully vested and exercisable as of the date of grant and will expire five year thereafter. Based on a Black-Sholes valuation model, these options were valued at $495,394 in accordance with FASB ASC Topic 718 and this cost was recorded as settlement charge expense during the year ended December 31, 2015. These warrants are not included in the table of outstanding common stock warrants below.

On February 19, 2016, the Company issued to Drexel pursuant to an amendment to its engagement agreement a 5-year warrant to purchase up to 300,000 shares of common stock at $0.35 per share. The warrant is subject to adjustments similar to the Warrant issued to the Lender on November 16, 2014. Approximately 200,000 of these warrants were owed to Drexel as of December 31, 2015 for services rendered. Also pursuant to this agreement, the exercise price on all warrants issued to Drexel on November 16, 2014 was reset to $0.35 per share.

On April 26, 2016, pursuant to a consulting agreement executed on that date, the Company granted MZHCI, LLC, a vested warrant with a term of three years to purchase 75,000 shares of common stock with an exercise price of $0.65 per share. Per the terms of the agreement, the Company issued MZHCI, LLC an additional warrant to purchase 75,000 shares of common stock with an exercise price of $0.90 per share 91 days after the effective date of the agreement. These warrants will each include a cashless exercise provision. Based on a Black-Sholes valuation model, the warrants issued on April 26, 2016 were valued at $19,240 in accordance with FASB ASC Topic 718. Based on a Black-Sholes valuation model, the warrants issued on July 26, 2016 were valued at $58,780 in accordance with FASB ASC Topic 718.

The following table summarizes information about common stock warrants outstanding at September 30, 2016:

Outstanding					Exercisable
Exercise Price	Number Outstanding		Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

1.25	22,101		1.41	1.25	22,101	1.25
1.00	1,632,375		0.69	1.00	1,632,375	1.00
0.90	75,000		4.82	0.90	75,000	0.90
0.87	1,303,300		2.61	0.87	1,303,300	0.87
0.75	55,491		1.91	0.75	55,491	0.75
0.65	590,000		2.40	0.65	590,000	0.65
0.50	12,743,728	*	2.87	0.50	12,743,728	0.50
0.48	7,000		1.97	0.48	7,000	0.48
0.35	11,562,158	*	3.53	0.35	11,562,158	0.35
$0.50 - $3.30	27,991,153		3.00		27,991,153

Note * All warrants exercisable at $0.50 and 6,872,164 warrants exercisable at $0.35 contain dilution protections that increase the number of shares purchasable at exercise upon the issuance of securities at a price below the current exercise price.

Unless sold and issued warrants are subject to the provisions of FASB ASC 815-10, the Company utilized a Black-Scholes options pricing model to value the warrants sold and issued. This model requires the input of highly subjective assumptions such as the expected stock price volatility and the expected period until the warrants are exercised. When calculating the value of warrants issued, the Company uses a volatility factor of 72.4%, a risk free interest rate and the life of the warrant for the exercise period. When sold and issued warrants were valued in accordance with FASB ASC 815-10, the fair value was determined using a Monte Carlo Simulation Model.

On April 21, 2014, the Company entered into an amended and restated letter agreement with ViewTrade Securities Inc. to act as a placement agent for the Company in connection with its private placement offering that was opened on March 19, 2014. Pursuant to this agreement, the Company agreed to issue cashless warrants with an exercise period of five years to ViewTrade entitling ViewTrade to acquire an amount equal to 8% of the shares of common stock sold to investors that are introduced to the Company by ViewTrade. On May 8, 2014, the Company issued ViewTrade cashless warrants with a term of five years to purchase 2,000 shares of common stock with an exercise price of $1.10 per share as compensation for the shares of common stock sold to such investors. The agreement was terminated on May 14, 2014. As of February 19, 2016, pursuant to the terms of the warrants issued, the exercise price has been reset to $0.87 due to dilutive issuances made by the Company subsequent to the issuance of these warrants.

On August 14, 2014, in connection with the issuance of the Note to Lender (see Note 8), the Company issued the Lender a five year warrant (the "Warrant") to purchase 12,500,000 shares of the Company's common stock at $1.00 per share, subject to the following adjustments: (i) adjustment down to $0.75 per share exercise price if the Company fails to achieve EBITDA for 2015 of at least $2,500,000; and (ii) weighted average anti-dilution adjustments to the extent that following the issuance of the Note, the Company issues equity securities or rights to acquire equity securities at an effective purchase price per share of common stock below the conversion price for the Note, subject to carveouts for certain issuances by the Company. At issuance of the Warrant, the Lender shall be entitled upon any exercise of the Warrant to a number of shares of common stock in an amount at least equal to 15% of the aggregate number of then-outstanding shares of capital stock of the Company (as determined on a fully-diluted basis). In addition, if the aggregate number of Warrant Shares purchasable under the Warrant calculated at the time of the initial exercise of the Warrant is less than 15% of the outstanding shares of capital stock of the Company at the time of the initial exercise of the Warrant, the Lender's number of Warrant Shares shall be increased by an amount of shares necessary to cause the number of Warrant Shares to represent 15% of the aggregate number of then-outstanding shares of capital stock of the Company on a fully diluted basis. The Warrant can be converted to shares of common stock through a cashless exercise at the option of the Lender. Per an amendment to the Financing Agreement on March 16, 2015, the purchase price per share was adjusted to $0.50 per share and the purchase price adjustment should the Company fail to meet certain EBITDA levels was eliminated. Per the weighted average anti-dilution adjustment provision, the number of shares to be purchased with warrant has increased to 12,743,728 shares as of December 31, 2015 due to dilutive issuances made subsequent to the issuance of these warrants.

On August 14, 2014, the Company issued to Drexel, the placement agent for the Financing Agreement (see Note 10) (i) a 5-year warrant to purchase up to 800,000 shares of common stock at $1.00 per share; and (ii) a 5-year warrant to purchase up to 1,000,000 shares of common stock at $0.50 per share, both subject to adjustments similar to the Warrant issued to the Lender. Per the weighted average anti-dilution adjustment provision, the number of shares to be purchased with warrant has increased to 994,862 shares and 1,002,231 shares, respectively, as of December 31, 2015 due to dilutive issuances made subsequent to the issuance of these warrants. Per an amendment of the Company's agreement with Drexel, the purchase price of both of these warrants was decreased to $0.35.

On November 16, 2015, In connection with entering into Amendment No. 2 with the Lender, the Company issued a five year contingent warrant to the Lender to purchase up to 5,000,000 shares of common stock with an exercise price of $0.35 per share, subject to adjustment in a manner similar to the adjustments on the New Notes, which warrant shall be immediately exercisable for 3,600,000 shares with the balance of 1,400,000 shares exercisable proportionately to such additional Senior Convertible Notes up to $1,400,000 purchased by the Lender as described Note 8. At issuance of this warrant, the Lender shall be entitled upon any exercise of the warrant to a number of shares of common stock in an amount at least equal to 4.32% of the aggregate number of then-outstanding shares of capital stock of the Company (as determined on a fully-diluted basis). In addition, if the aggregate number of Warrant Shares purchasable under the Warrant calculated at the time of the initial exercise of the Warrant is less than 4.32% of the outstanding shares of capital stock of the Company at the time of the initial exercise of the Warrant, the Lender's number of Warrant Shares shall be increased by an amount of shares necessary to cause the number of Warrant Shares to represent 4.32% of the aggregate number of then-outstanding shares of capital stock of the Company on a fully diluted basis. The Warrant can be converted to shares of common stock through a cashless exercise at the option of the Lender.

On February 16, 2016, the Company entered into a 2013 Noteholder Modification Agreement (the "Noteholder Modification Agreement") with each of the investors (through their designated Note Agent) of certain secured promissory notes issued by the Company in 2013 (the "2013 Secured Notes"). Such 2013 Secured Notes contain a most favored nations clause ("MFN") which provides that following the Company's completion of an equity or equity-linked new financing (each a "New Financing"), the Company shall provide each of the holders of the 2013 Secured Notes (the "Holders") written notice thereof and a 60 day period in which to exchange the 2013 Secured Notes at a value equal to the outstanding principal balance plus accrued outstanding interest into the same securities as issued in the New Financing. Pursuant to the Noteholder Modification Agreement, which was entered into in order to resolve the differences between the parties as to the applicability of the MFN provision to the Second Amended Financing Agreement, the Company (i) agreed that the exercise price for each share of common stock purchasable with respect to the 2013 Warrants held by currently outstanding Holders be reduced to $0.35 per share of common stock (resulting in the exercise price being reduced for 2013 Warrants exercisable for 3,290,000 shares), and (ii) agreed to issue to such currently outstanding Holders of 2013 Secured Notes in the aggregate warrants to purchase up to 1,600,000 shares of common stock at $0.35 per share, exercisable at any time on or before November 15, 2020. In addition, the Noteholder Modification Agreement provided additional carveouts to the applicability of the MFN provision to certain other transactions in the future as described therein. The warrants are fully vested and exercisable as of the date of grant and will expire five year thereafter. Based on a Black-Sholes valuation model, these options were valued at $495,394 in accordance with FASB ASC Topic 718 and this cost was recorded as settlement charge expense during the year ended December 31, 2015. These warrants are not included in the table of outstanding common stock warrants below.

On February 19, 2016, the Company issued to Drexel pursuant to an amendment to its engagement agreement a 5-year warrant to purchase up to 300,000 shares of common stock at $0.35 per share. The warrant is subject to adjustments similar to the Warrant issued to the Lender on November 16, 2014. Approximately 200,000 of these warrants were owed to Drexel as of December 31, 2015 for services rendered. These warrants are not included in the table of outstanding common stock warrants below.

The following table summarizes information about common stock warrants outstanding at December 31, 2015:

Outstanding					Exercisable
Exercise Price	Number Outstanding		Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$3.30	11,364		0.36	$3.30	11,364	$3.30
1.25	26,302		0.67	1.25	26,302	1.25
1.00	1,642,680		1.44	1.00	1,642,680	1.00
0.87	1,303,300		3.36	0.87	1,303,300	0.87
0.65	515,000		2.83	0.65	515,000	0.65
0.50	12,743,728	*	3.62	0.50	12,743,728	0.50
0.48	577,750		2.77	0.48	577,750	0.48
0.35	8,887,093	*	3.82	0.35	8,887,093	0.35
$0.50 - $3.30	25,707,217		3.50		25,707,217

Note * All warrants exercisable at $0.50 and 5,597,093 warrants exercisable at $0.35 contain dilution protections that increase the number of shares purchasable at exercise upon the issuance of securities at a price below the current exercise price.